Ordinary shares (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Ordinary shares (Details) [Line Items]
Authorized capital (in Dollars)	$ 50,000
Class A Ordinary Shares [Member]
Ordinary shares (Details) [Line Items]
Ordinary shares authorized	1,000,000,000
Ordinary shares par value (in Dollars per share)	$ 0.00004
Ordinary shares issued	13,500,000
Ordinary shares outstanding	13,500,000
Voting rights description	Each Class A Ordinary Share has one (1) vote
Class B Ordinary Shares [Member]
Ordinary shares (Details) [Line Items]
Ordinary shares authorized	250,000,000
Ordinary shares par value (in Dollars per share)	$ 0.00004
Ordinary shares issued		9,000,000
Ordinary shares outstanding		9,000,000
Voting rights description	each Class B Ordinary Share has ten (10) votes